Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Summary of Reconciliation of Income Tax Expense to Profit (Loss)

	2025	2024 (Recasted)	2023 (Recasted)

Profit before income taxes from continuing operations	2,789,818	2,485,560	1,909,613
Brazilian statutory rate	34%	34%	34%
Tax expense at the statutory rate	(948,538)	(845,090)	(649,268)

Tax effect of income (expense) that are not taxable (deductible) for tax purposes:
Profit from entities subject to different tax rates	322,802	313,343	227,842
Research and development tax benefits ("Lei do Bem") (a)	132,478	44,815	54,195
Change in deferred taxes as result of increase in CSSL rates (b)	50,897	—	—
Interest payments on net equity (c)	33,660	25,294	—
Tax effect of goodwill adjustment	8,777	—	—
Other tax incentives	8,686	13,232	8,121
Recognition of deferred income tax unrecognized in previous periods	8,077	18,779	23,057
Profit from entities subject to different tax rates - Mark to market on equity securities designated at FVPL	—	—	10,395
Use of previously unrecognized tax losses	—	—	752
Equity pickup on associates	(835)	136	(1,421)
Unrecognized deferred income tax	(17,461)	(34,691)	(15,779)
Other permanent differences	(11,302)	(758)	(12,887)
Total tax expense	(412,759)	(464,940)	(354,993)
Effective tax rate	15%	19%	19%

Current income tax and social contribution	(566,138)	(485,025)	(323,421)
Deferred income tax and social contribution	153,379	20,085	(31,572)
Total tax expense	(412,759)	(464,940)	(354,993)

(a)Out of the R$132,478, R$39,369 relates to balances from 2024 utilized in 2025 during the final analysis for filing of the annual tax return (ECF), and the remaining amount relates to 2025.
(b)Impact from increase in the Social Contribution on Net Income (CSLL) rates applicable to certain financial institutions, as above described in Section 9.1.1.
(c)Interest on net equity is a shareholder remuneration mechanism calculated by the application of the long-term interest rate on the entity’s adjusted net equity, which is deductible for corporate income tax purposes, if certain requirements are met.

Schedule of Net Changes in Deferred Income Taxes

	December 31, 2024	Recognized against other comprehensive income	Recognized against profit or loss	Recognized against goodwill (Note 23.3.1.1)	Transfer to assets held for sale (Note 1.1.2)	December 31, 2025

Assets at FVOCI	219,817	195,651	—	—	—	415,468
Losses available for offsetting against future taxable income	302,921	—	10,661	—	(69,545)	244,037
Other temporary differences	384,941	(16,062)	118,880	—	(51,016)	436,743
Share-based compensation	160,248	—	25,169	—	—	185,417
Tax deductible goodwill	5,010	—	(5,010)	—	—	—
Contingencies arising from business combinations	40,192	—	(1,540)	—	(38,652)	—
Technological innovation benefit	(4,128)	—	1,323	—	—	(2,805)
Intangible assets and property and equipment arising from business combinations	(638,728)	—	30,500	(3,225)	590,412	(21,041)
Temporary differences under FIDC	(279,305)	—	(31,500)	—	—	(310,805)
Deferred tax, net	190,968	179,589	148,483	(3,225)	431,199	947,014

	December 31, 2023	Recognized against other comprehensive income	Recognized against profit or loss	Recognized against goodwill	December 31, 2024

Assets at FVOCI	179,944	39,873	—	—	219,817
Losses available for offsetting against future taxable income	343,313	—	(40,392)	—	302,921
Other temporary differences	302,551	—	82,390	—	384,941
Tax deductible goodwill	42,625	—	(37,615)	—	5,010
Share-based compensation	123,211	—	37,037	—	160,248
Contingencies arising from business combinations	36,320	—	3,872	—	40,192
Technological innovation benefit	(9,038)	—	4,910	—	(4,128)
Temporary differences under FIDC	(224,733)	—	(54,572)	—	(279,305)
Intangible assets and property and equipment arising from business combinations	(676,215)	—	42,868	(5,381)	(638,728)
Deferred tax, net	117,978	39,873	38,498	(5,381)	190,968